Parent Company Statements - Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Other assets	$ 464,962	$ 857,631
Total assets	6,642,803	6,972,245	7,282,261
Liabilities:
Subordinated notes	80,250	75,250
Other liabilities	70,329	602,741
Total liabilities	5,992,437	6,229,881
Total liabilities and shareholders’ equity	6,642,803	6,972,245
Parent Company
Assets:
Cash	98,726	134,650	160,011	155,908
Investment in subsidiaries	589,523	643,959
Debentures receivable from PNB	30,000	0
Other investments	2,133	2,280
Other assets	19,639	19,406
Total assets	740,021	800,295
Liabilities:
Dividends payable	0	0
Subordinated notes	80,250	50,250
Other liabilities	9,405	7,681
Total liabilities	89,655	57,931
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$ 740,021	$ 800,295